UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry R. Feirstein
Title:
Phone:  (646) 521-8300


Signature, Place and Date of Signing:

 /s/ Barry Feirstein            New York, New York           May 10, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


        28-
     -----------------------        --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $ 64,219
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.           Form 13F File Number              Name

              28-
----             -------------------            ------------------------------

[Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE

                                TITLE OF                     VALUE       SHRS OR   SH/ PUT/   INVSTMT   OTHR     VOTING AUTHORITY
NAME OF ISSUER                   CLASS          CUSIP        (X$1000)    PRN  AMT  PRN CALL   DSCRTN    MGRS   SOLE     SHARED  NONE
AGNICO EAGLE MINES LTD          COM             008474108    1,157         38,000              SOLE             38,000
AMERICA MOVIL S.A. DE CV        SPON ADR L SHS  02364W105      480         14,000              SOLE             14,000
BEMA GOLD CORP                  COM             08135F107      975        220,000              SOLE            220,000
CAMECO CORP                     COM             13321L108    9,000        250,000              SOLE            250,000
CBEYOND COMMUNICATIONS INC      COM             149847105    7,060        400,000              SOLE            400,000
CHINA MOBILE HONG KONG LTD      SPON ADR        16941M109    1,048         39,500              SOLE             39,500
COLOR KINETICS INC              COM             19624P100    8,601        406,100              SOLE            406,100
DTS INC                         COM             23335C101    7,840        398,800              SOLE            398,800
FUEL-TECH NV                    COM             359523107    1,625        101,600              SOLE            101,600
GLAMIS GOLD LTD                 COM             376775102    1,176         36,000              SOLE             36,000
HEALTHWAYS INC                  COM             422245100      509         10,000              SOLE             10,000
IROBOT CORP                     COM             462726100    2,780        100,000              SOLE            100,000
LEVEL 3 COMMUNICATIONS INC      COM             52729N100    1,036        200,000              SOLE            200,000
MEMC ELECTR MATLS INC           COM             552715104      369         10,000              SOLE             10,000
MERIDIAN GOLD INC               COM             589975101    1,156         39,000              SOLE             39,000
MOBILE TELESYSTEMS OJSC         SPON ADR        607409109      447         13,500              SOLE             13,500
NET 1 UEPS TECHNOLOGIES INC     COM NEW         64107N206    5,748        203,100              SOLE            203,100
NII  HLDGS  INC                 CL B NEW        62913F201      560          9,500              SOLE              9,500
OIL SVC HOLDERS TRUST           DEPOSTRY RCPT   678002106    3,670         25,000              SOLE             25,000
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR   68370R109      473         11,000              SOLE             11,000
SERVICES ACQUISITIONS CORP IN   COM             817628100    1,022        100,000              SOLE            100,000
SINA CORP                       ORD             G81477104    1,074         38,500              SOLE             38,500
SYNIVERSE HLDGS INC             COM             87163F106      395         25,000              SOLE             25,000
TIM PARTICIPACOES SA            SPON ADR PFD    88706P106      926         25,000              SOLE             25,000
WORLDSPACE INC                  COM             981579105       76         10,000              SOLE             10,000
WPT ENTERPRISES INC             COM             98211W108    3,680        500,000              SOLE            500,000
XM SATELLITE RADIO HLDGS INC    CL A            983759101    1,336         60,000              SOLE             60,000
                                                            64,219

SK 00618 0001 663219